Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Loans Receivable and Allowance for Loan Losses [Abstract]
Composition of Loans Receivable [Table Text Block]

	December 31, 2016		December 31, 2015
Real Estate:
Residential	$237,177	33.2%	$161,820	28.9%
Commercial	320,187	44.8	279,123	49.8
Construction	19,709	2.8	18,987	3.4
Commercial, financial and agricultural	85,508	12.0	71,090	12.7
Consumer loans to individuals	51,524	7.2	29,231	5.2
Total loans	714,105	100.0%	560,251	100.0%

Deferred fees, net	(216)		(326)
Total loans receivable	713,889		559,925
Allowance for loan losses	(6,463)		(7,298)
Net loans receivable	$707,426		$552,627

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]

(In Thousands)	July 31, 2016

Contractually required principal and interest	$2,621
Non-accretable discount	(1,014)
Expected cash flows	1,607
Accretable discount	(239)
Estimated fair value	$1,368

Changes In The Accretable Yield For Purchased Credit Impaired Loans [Table Text Block]

	2016	2015	2014
Balance at beginning of period	$-	$8		$20
Additions	239	-		-
Accretion	(30)	(1)	(12)	(12)
Reclassification and other	(1)	(7)	-	-
Balance at end of period	$208	$-		$8

Additional Information Regarding Loans Acquired and Accounted for in Accordance with ASC 310-30 [Table Text Block]

	December 31, 2016	December 31, 2015

Outstanding Balance	$1,821	$498
Carrying Amount	$1,386	$498

Schedule of Loans Individually and Collectively Evaluated for Impairment [Table Text Block]

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2016
Individually evaluated for impairment	$23	$2,601	$-	$-	$-	$2,624
Loans acquired with deteriorated credit quality	821	565	-	-	-	1,386
Collectively evaluated for impairment	236,333	317,021	19,709	85,508	51,524	710,095
Total Loans	$237,177	$320,187	$19,709	$85,508	$51,524	$714,105

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2015
Individually evaluated for impairment	$28	$8,659	$-	$43	$-	$8,730
Loans acquired with deteriorated credit quality	140	358	-	-	-	498
Collectively evaluated for impairment	161,652	270,106	18,987	71,047	29,231	551,023
Total Loans	$161,820	$279,123	$18,987	$71,090	$29,231	$560,251

Impaired Loans and Related Interest Income by Loan Portfolio Class [Table Text Block]

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance
December 31, 2016	(In thousands)
With no related allowance recorded:
Real Estate Loans
Residential	$23	$28	$-
Commercial	2,601	3,427	-
Subtotal	2,624	3,455	-

Total:
Real Estate Loans
Residential	23	28	-
Commercial	2,601	3,427	-
Total Impaired Loans	$2,624	$3,455	$-

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance

December 31, 2015	(In thousands)
With no related allowance recorded:
Real Estate Loans
Residential	$168	$173	$-
Commercial	2,644	4,610	-
Commercial, financial and agricultural	43	43
Subtotal	2,855	4,826	-
With an allowance recorded:
Real Estate Loans
Commercial	6,373	6,446	1,613
Subtotal	6,373	6,446	1,613
Total:
Real Estate Loans
Residential	168	173	-
Commercial	9,017	11,056	1,613
Commercial, financial and agricultural	43	43	-
Total Impaired Loans	$9,228	$11,272	$1,613

The following information for impaired loans is presented for the years ended December 31, 2016, 2015 and 2014:

	Average Recorded	Average Recorded			Interest Income
		Investment			Recognized
	2016		2015	2014	2016	2015	2014
	(In thousands)
Total:
Real Estate Loans
Residential		$25	$159	$233	$-	$4	$5
Commercial		2,671	8,847	7,492	91	526	503
Commercial Loans		-	9	-	-	2	-
Total Loans		$2,696	$9,015	$7,725	$91	$532	$508

Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating [Table Text Block]

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2016
Commercial real estate loans	$310,432	$5,432	$4,323	$-	$-	$320,187
Commercial	84,600	885	23	-	-	85,508
Total	$395,032	$6,317	$4,346	$-	$-	$405,695

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2015
Commercial real estate loans	$267,892	$1,837	$9,394	$-	$-	$279,123
Commercial	71,047	-	43	-	-	71,090
Total	$338,939	$1,837	$9,437	$-	$-	$350,213

For residential real estate loans, construction loans and consumer loans, the Company evaluates credit quality based on the performance of the individual credits. Nonperforming loans include loans that have been placed on nonaccrual status and loans remaining in accrual status on which the contractual payment of principal and interest has become 90 days past due. The following table presents the recorded investment in the loan classes based on payment activity as of December 31, 2016 and December 31, 2015 (in thousands):

	Performing	Nonperforming	Total
December 31, 2016
Residential real estate loans	$235,829	$1,137	$237,177
Construction	19,681	28	19,709
Consumer loans to individuals	51,524	-	51,524
Total	$307,034	$1,165	$308,410

	Performing	Nonperforming	Total
December 31, 2015
Residential real estate loans	$161,380	$440	$161,820
Construction	18,987	-	18,987
Consumer loans to individuals	29,231	-	29,231
Total	$209,598	$440	$210,038

Loan Portfolio Summarized by the Past Due Status [Table Text Block]

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2016
Real Estate loans
Residential	$234,790	$986	$264	$1	$1,136	$2,387	$237,177
Commercial	318,979	445	1	-	762	1,208	320,187
Construction	19,681	-	-	-	28	28	19,709
Commercial loans	85,355	143	10	-	-	153	85,508
Consumer loans	51,456	39	29	-	-	68	51,524
Total	$710,261	$1,613	$304	$1	$1,926	$3,844	$714,105

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2015
Real Estate loans
Residential	$160,683	$646	$51	$-	$440	$1,137	$161,820
Commercial	272,125	310	39	-	6,649	6,998	279,123
Construction	18,959	28	-	-	-	28	18,987
Commercial loans	71,043	4	-	-	43	47	71,090
Consumer loans	29,179	41	11	-	-	52	29,231
Total	$551,989	$1,029	$101	$-	$7,132	$8,262	$560,251

Allowance for Loan Losses and Recorded Investment in Financing Receivables [Table Text Block]

The following table presents the allowance for loan losses by the classes of the loan portfolio:

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2015	$1,069	$5,506	$90	$397	$236	$7,298
Charge Offs	(123)	(2,711)	-	(15)	(102)	(2,951)
Recoveries	6	15	-	-	45	66
Provision for loan losses	140	1,813	(12)	(75)	184	2,050
Ending balance, December 31, 2016	$1,092	$4,623	$78	$307	$363	$6,463
Ending balance individually evaluated for impairment	$-	$3	$-	$-	$-	$3
Ending balance collectively evaluated for impairment	$1,092	$4,620	$78	$307	$363	$6,460

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2014	$1,323	$3,890	$222	$256	$184	$5,875
Charge Offs	(224)	(2,883)	-	-	(91)	(3,198)
Recoveries	20	-	-	-	21	41
Provision for loan losses	(50)	4,499	(132)	141	122	4,580
Ending balance, December 31, 2015	$1,069	$5,506	$90	$397	$236	$7,298
Ending balance individually evaluated for impairment	$-	$1,613	$-	$-	$-	$1,613
Ending balance collectively evaluated for impairment	$1,069	$3,893	$90	$397	$236	$5,685

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2013	$1,441	$3,025	$898	$184	$160	$5,708
Charge Offs	(270)	(1,196)	-	-	(80)	(1,546)
Recoveries	-	2	-	-	31	33
Provision for loan losses	152	2,059	(676)	72	73	1,680
Ending balance, December 31, 2014	$1,323	$3,890	$222	$256	$184	$5,875
Ending balance individually evaluated for impairment	$-	$293	$-	$-	$-	$293
Ending balance collectively evaluated for impairment	$1,323	$3,597	$222	$256	$184	$5,582